UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT
JUNE 30, 2007
CHURCHILL

                                TAX-FREE FUND OF
                                    KENTUCKY
                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS (SM)

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                   SERVING KENTUCKY INVESTORS FOR TWO DECADES

                      CHURCHILL TAX-FREE FUND OF KENTUCKY

                           "PROFESSIONAL MANAGEMENT"

                                                                    August, 2007

Dear Fellow Shareholder:

Rising interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Churchill Tax-Free Fund of Kentucky you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Churchill Tax-Free Fund of Kentucky is local active professional portfolio management. The Fund's portfolio manager continuously monitors economic, monetary and financial trends and adjusts the portfolio accordingly as and when he deems appropriate.

Your Fund's portfolio manager provides ongoing surveillance of the marketplace and strives to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Fund's portfolio manager is constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however, mean selling and buying securities continuously based upon market blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

Your portfolio manager seeks opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional manager does the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Fund's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

For certain investors, some dividends of your Fund may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (4.5%)                              S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  Bowling Green, Kentucky
$       200,000   5.300%, 06/01/18 .........................................  Aa3/NR        $     208,336
                  Lexington-Fayette Urban County, Kentucky
      4,175,000   4.250%, 05/01/23 MBIA Insured ............................  Aaa/AAA           3,983,660
                  Louisville, Kentucky Unlimited Tax
      2,205,000   5.000%, 10/01/21 FGIC Insured ............................  Aaa/AAA           2,278,669
                  Louisville & Jefferson County, Kentucky
        955,000   4.200%, 11/01/22 MBIA Insured ............................  Aaa/AAA             917,335
                  Louisville & Jefferson County, Kentucky Metro
                     Government Unlimited Tax
      1,590,000   5.000%, 11/01/19 .........................................  Aa2/AA+           1,670,390
      1,825,000   5.000%, 11/01/20 .........................................  Aa2/AA+           1,912,582
                  Warren County, Kentucky Judicial Unlimited Tax
        345,000   5.100%, 09/01/17 AMBAC Insured ...........................  Aaa/NR              363,061
        365,000   5.150%, 09/01/18 AMBAC Insured ...........................  Aaa/NR              384,644
                                                                                            -------------
                  Total General Obligation Bonds ...........................                   11,718,677
                                                                                            -------------
                  REVENUE BONDS (94.6%)

                  STATE AGENCIES (19.1%)
                  Kentucky Area Development District Financing
        500,000   5.000%, 12/01/23 LOC Wachovia Bank                           NR/AA              514,200
                  Kentucky Asset/Liability Commission
        500,000   4.500%, 10/01/22 FGIC Insured                               Aaa/AAA             503,050
                  Kentucky Infrastructure Authority
      1,000,000   5.250%, 06/01/12                                            Aa3/A+            1,043,270
        635,000   5.250%, 06/01/12                                            Aa3/A+              642,112
      2,740,000   5.250%, 06/01/14                                            Aa3/A+            2,857,573
      1,235,000   5.250%, 08/01/17                                             NR/AA            1,315,152
        230,000   5.000%, 06/01/21                                            Aa3/A+              236,222
                  Kentucky State Property and Buildings Commission
      4,000,000   5.375%, 02/01/14 FSA Insured (pre-refunded)                 Aaa/AAA           4,229,320
      1,000,000   5.000%, 11/01/15 AMBAC Insured                              Aaa/AAA           1,054,750
      2,725,000   5.375%, 08/01/16 FSA Insured                                Aaa/AAA           2,860,242
      4,735,000   5.250%, 10/01/17                                            Aa3/A+            4,925,016

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     (continued)
$     1,250,000   5.500%, 11/01/17 FSA Insured .............................  Aaa/AAA       $   1,333,450
      1,000,000   5.000%, 11/01/17 AMBAC Insured ...........................  Aaa/AAA           1,050,190
      6,000,000   5.250%, 10/01/18 .........................................  Aa3/A+            6,236,520
      1,925,000   5.000%, 10/01/19 .........................................  Aa3/A+            1,974,973
        785,000   5.150%, 11/01/19 FSA Insured .............................  Aaa/AAA             823,245
      3,000,000   5.000%, 11/01/19 FSA Insured .............................  Aaa/AAA           3,117,570
      5,000,000   5.000%, 10/01/22 MBIA Insured (pre-refunded) .............  Aaa/AAA           5,270,550
                  Kentucky State Property Buildings
                     Community Revenues
      6,200,000   5.000%, 08/01/21 FSA Insured .............................  Aaa/AAA           6,593,142
      2,500,000   5.000%, 08/01/24 FSA Insured .............................  Aaa/AAA           2,658,525
                                                                                            -------------
                  Total State Agencies                                                         49,239,072
                                                                                            -------------

                  COUNTY AGENCIES (2.2%)
                  Jefferson County, Kentucky Capital Projects
      1,575,000   4.250%, 06/01/23 FSA Insured .............................  Aaa/NR            1,483,430
      4,140,000   4.375%, 06/01/28 FSA Insured .............................  Aaa/NR            3,871,024
                  Warren County, Kentucky Justice Center
        365,000   4.300%, 09/01/22 MBIA Insured ............................  Aaa/NR              356,631
                                                                                            -------------
                  Total County Agencies                                                         5,711,085
                                                                                            -------------

                  CITY/MUNICIPALITY OBLIGATIONS (0.3%)
                  Shelbyville, Kentucky Certificates of Participation
        625,000   5.000%, 10/01/22 .........................................   A2/NR              641,744
                                                                                            -------------
                  Total City/Municipality Obligations                                             641,744
                                                                                            -------------

                  HOSPITALS (9.1%)
                  Jefferson County, Kentucky Health Facilities Revenue
      1,715,000   5.650%, 01/01/17 AMBAC Insured ...........................  Aaa/AAA           1,747,894
      2,200,000   5.250%, 05/01/17 .........................................   NR/A             2,277,858
        815,000   5.125%, 10/01/17 AMBAC Insured ETM .......................  Aaa/AAA             825,994
                  Jefferson County, Kentucky Revenue Medical
                     Center Revenue
      2,000,000   5.500%, 05/01/22 .........................................   NR/A             2,098,180

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  HOSPITALS (CONTINUED)
                  Kentucky Economic Development Finance Authority
$     1,000,000   5.000%, 02/01/18 FSA Insured .............................  Aaa/AAA       $   1,014,650
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities Revenue
        500,000   4.250%, 10/01/26 MBIA Insured ............................  Aaa/NR              475,330
                  Louisville & Jefferson County, Kentucky Medical
                     Center Revenue
      1,000,000   5.000%, 06/01/18 .........................................   NR/A             1,040,790
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System Revenue (Norton)
      8,090,000   5.000%, 10/01/26 .........................................   NR/A-            8,125,021
      6,000,000   5.000%, 10/01/30 .........................................   NR/A-            5,991,360
                                                                                            -------------
                  Total Hospitals ..........................................                   23,597,077
                                                                                            -------------

                  HOUSING (11.1%)
                  Kentucky Housing Corporation Housing Revenue
        405,000   4.350%, 01/01/15 AMT .....................................  Aaa/AAA             401,173
        140,000   4.200%, 01/01/15 AMT .....................................  Aaa/AAA             136,009
        250,000   4.100%, 01/01/15 AMT .....................................  Aaa/AAA             242,210
        170,000   4.100%, 07/01/15 AMT .....................................  Aaa/AAA             164,448
        265,000   4.650%, 01/01/16 AMT .....................................  Aaa/AAA             266,847
        210,000   4.300%, 01/01/16 AMT .....................................  Aaa/AAA             208,524
        150,000   4.250%, 01/01/16 AMT .....................................  Aaa/AAA             145,889
        200,000   4.200%, 01/01/16 AMT .....................................  Aaa/AAA             193,226
        420,000   4.650%, 07/01/16 AMT .....................................  Aaa/AAA             424,519
        610,000   4.300%, 07/01/16 AMT .....................................  Aaa/AAA             605,510
        550,000   4.200%, 07/01/16 AMT .....................................  Aaa/AAA             530,618
        555,000   4.200%, 01/01/17 .........................................  Aaa/AAA             543,933
        100,000   5.125%, 07/01/17 .........................................  Aaa/AAA             101,456
        680,000   4.200%, 07/01/17 .........................................  Aaa/AAA             665,870
        470,000   4.800%, 01/01/18 AMT .....................................  Aaa/AAA             474,188
        285,000   4.250%, 01/01/18 .........................................  Aaa/AAA             279,092
        575,000   4.800%, 07/01/18 AMT .....................................  Aaa/AAA             580,123
        180,000   4.250%, 07/01/18 .........................................  Aaa/AAA             176,132
        900,000   4.800%, 07/01/20 AMT .....................................  Aaa/AAA             902,295
      1,150,000   5.350%, 01/01/21 AMT .....................................  Aaa/AAA           1,171,034
      6,125,000   5.450%, 07/01/22 AMT .....................................  Aaa/AAA           6,291,478

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  HOUSING (CONTINUED)
                  Kentucky Housing Corporation Housing Revenue
                     (continued)
$     4,065,000   5.250%, 07/01/22 AMT .....................................  Aaa/AAA       $   4,142,967
        245,000   5.200%, 07/01/22 .........................................  Aaa/AAA             249,212
        415,000   5.100%, 07/01/22 AMT .....................................  Aaa/AAA             421,013
      4,140,000   5.200%, 07/01/25 AMT .....................................  Aaa/AAA           4,220,026
        275,000   5.375%, 07/01/27 .........................................  Aaa/AAA             281,317
        560,000   5.550%, 07/01/33 .........................................  Aaa/AAA             573,703
                  Kentucky Housing Corporation Housing Revenue
      2,000,000   4.700%, 07/01/22 Series E  AMT ...........................  Aaa/AAA           1,961,820
      1,000,000   4.750%, 07/01/27 Series E  AMT ...........................  Aaa/AAA             973,560
                  Kentucky Housing Multifamily Mortgage Revenue
      1,325,000   5.000%, 06/01/35 AMT .....................................  NR/AAA            1,338,873
                                                                                            -------------
                  Total Housing ............................................                   28,667,065
                                                                                            -------------
                  Schools (30.5%)
                  Barren County, Kentucky School Building Revenue
      1,265,000   4.250%, 08/01/25 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/NR            1,208,024
      1,670,000   4.375%, 08/01/26 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/NR            1,614,339
                  Beechwood, Kentucky Independent School District
                     Finance Corp.
        180,000   5.650%, 03/01/20 .........................................  Aa3/NR              189,209
                  Berea, Kentucky Educational Facilities Revenue
                     (Berea College)
      1,000,000   4.125%, 06/01/25 .........................................  Aaa/NR              923,460
                  Boone County, Kentucky School District Finance Corp.
      1,730,000   4.125%, 08/01/22 XLCA Insured ............................  Aaa/NR            1,657,669
                  Boone County, Kentucky School District Finance Corp.
                     School Building Revenue
        285,000   5.700%, 02/01/16 .........................................  Aa3/NR              300,082
        140,000   4.750%, 06/01/20 FSA Insured .............................  Aaa/AAA             142,754
      1,000,000   5.375%, 08/01/20 FSA Insured .............................  Aaa/NR            1,051,460
      1,580,000   4.500%, 08/01/23 FSA Insured .............................  Aaa/NR            1,586,968
      1,250,000   4.125%, 03/01/25 FSA Insured .............................  Aaa/NR            1,148,400

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Boyd County, Kentucky School District Finance Corp.
$     1,025,000   5.000%, 10/01/15 .........................................  Aa3/NR        $   1,047,909
        575,000   5.375%, 10/01/17 .........................................  Aa3/NR              588,553
                  Bullitt County, Kentucky School District Finance Corp.
        200,000   4.300%, 10/01/21 .........................................  Aaa/NR              196,228
      2,455,000   4.500%, 10/01/22 MBIA Insured ............................  Aaa/NR            2,483,601
      2,590,000   4.500%, 10/01/23 MBIA Insured ............................  Aaa/NR            2,615,356
                  Christian County, Kentucky School District
                     Finance Corp.
        820,000   4.000%, 08/01/19 XLCA Insured ............................  Aaa/NR              795,498
        855,000   4.000%, 08/01/20 XLCA Insured ............................  Aaa/NR              825,383
        905,000   4.000%, 08/01/21 XLCA Insured ............................  Aaa/NR              869,135
      1,465,000   4.000%, 08/01/22 XLCA Insured ............................  Aaa/NR            1,399,339
      1,525,000   4.125%, 08/01/23 XLCA Insured ............................  Aaa/NR            1,453,310
      1,590,000   4.125%, 08/01/24 XLCA Insured ............................  Aaa/NR            1,510,341
                  Daviess County, Kentucky School District Finance Corp.
        200,000   5.000%, 06/01/24 .........................................  Aa3/NR              206,230
                  Fayette County, Kentucky School District Finance Corp.
      5,000,000   4.250%, 04/01/23 FSA Insured .............................  Aaa/AAA           4,837,900
                  Floyd County, Kentucky School Building
        680,000   4.375%, 10/01/22 .........................................  Aa3/NR              661,878
                  Floyd County, Kentucky School Finance Corporation
                     School Building
        380,000   4.000%, 03/01/17 XLCA Insured ............................  Aaa/NR              374,296
      1,320,000   4.000%, 03/01/23 XLCA Insured ............................  Aaa/NR            1,254,898
      1,855,000   4.125%, 03/01/26 XLCA Insured ............................  Aaa/NR            1,747,577
                  Fort Thomas, Kentucky Independent School
                     District Finance
        785,000   4.375%, 04/01/21 .........................................  Aa3/NR              767,895
                  Franklin County, Kentucky School District Finance Corp.
        330,000   4.500%, 04/01/18 .........................................  Aa3/NR              334,000
      1,000,000   5.000%, 04/01/24 .........................................  Aa3/NR            1,030,480
                  Graves County, Kentucky School Building Revenue
      1,260,000   5.000%, 06/01/22 .........................................  Aa3/NR            1,300,874
      1,320,000   5.000%, 06/01/23 .........................................  Aa3/NR            1,360,748

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Hardin County, Kentucky School District Finance Corp.
$     1,475,000   4.000%, 02/01/19 AMBAC Insured ...........................  Aaa/NR        $   1,432,328
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
        250,000   5.250%, 07/01/16 FSA Insured .............................  Aaa/AAA             260,263
        150,000   5.000%, 04/01/20 FSA Insured .............................  Aaa/AAA             155,177
      1,360,000   4.250%, 06/01/21 FSA Insured .............................  Aaa/AAA           1,327,836
                  Kenton County, Kentucky School Building Revenue
        590,000   4.250%, 10/10/22 FSA Insured .............................  Aaa/NR              563,592
                  Kenton County, Kentucky School District
        955,000   5.000%, 04/01/16 .........................................  Aa3/NR              990,373
        605,000   5.000%, 04/01/19 .........................................  Aa3/NR              624,777
                  Kenton County, Kentucky School District Finance Corp.
        445,000   4.300%, 04/01/22 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/NR              434,992
      4,250,000   5.000%, 06/01/22 MBIA Insured ............................  Aaa/NR            4,423,358
        750,000   4.375%, 04/01/24 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/NR              734,693
        325,000   4.400%, 04/01/26 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/NR              319,280
                  Kentucky Economic Development Finance Authority
                     College Revenue Centre College
      1,675,000   5.000%, 04/01/19 FSA Insured .............................  Aaa/AAA           1,735,736
                  Larue County, Kentucky School District Finance Corp.
        270,000   4.500%, 07/01/21 MBIA Insured ............................  Aaa/NR              269,166
        470,000   4.500%, 07/01/22 MBIA Insured ............................  Aaa/NR              469,488
        785,000   4.500%, 07/01/23 MBIA Insured ............................  Aaa/NR              781,452
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
      1,320,000   5.125%, 08/01/18 MBIA Insured ............................  Aaa/AAA           1,349,581
                  Lexington-Fayette Urban County, Kentucky
                     Government Project U.K. Library
        725,000   5.000%, 11/01/15 MBIA Insured ............................  Aaa/AAA             749,012
        300,000   5.000%, 11/01/20 MBIA Insured ............................  Aaa/AAA             309,231

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
$       500,000   5.000%, 06/01/19 AMBAC Insured ...........................  Aaa/AAA       $     525,965
        525,000   5.000%, 06/01/20 AMBAC Insured ...........................  Aaa/AAA             551,182
                  Magoffin County, Kentucky School District
        450,000   4.250%, 08/01/25 AMBAC Insured ...........................  Aaa/NR              432,401
                  Meade County, Kentucky School District
        490,000   4.250%, 09/01/26 MBIA Insured ............................  Aaa/NR              468,896
                  Oldham County, Kentucky School District
                     Finance Corp.
        900,000   5.000%, 05/01/19 MBIA Insured ............................  Aaa/NR              941,184
                  Pendleton County, Kentucky School District
                     Finance Corp. School Building Revenue
        730,000   4.000%, 02/01/23  MBIA Insured ...........................  Aaa/NR              666,490
                  Scott County, Kentucky School District Finance Corp.
      1,115,000   4.200%, 01/01/22 AMBAC Insured ...........................  Aaa/NR            1,090,124
      1,955,000   4.250%, 01/01/23 AMBAC Insured ...........................  Aaa/NR            1,915,861
      1,560,000   4.300%, 01/01/24 AMBAC Insured ...........................  Aaa/NR            1,523,948
                  Scott County, Kentucky School District Finance Corp.
                     School Building Revenue
      2,435,000   4.250%, 02/01/26 FSA Insured .............................  Aaa/NR            2,251,766
      1,000,000   4.250%, 02/01/27 FSA Insured .............................  Aaa/NR              921,640
                  Spencer County, Kentucky School District
                     Finance Corp.
      1,415,000   5.000%, 07/01/19  FSA insured ............................  Aaa/NR            1,481,194
                  University of Kentucky General Receipts
        885,000   4.500%, 10/01/22 XLCA Insured ............................  Aaa/AAA             879,159
      1,545,000   4.500%, 10/01/23 XLCA Insured ............................  Aaa/AAA           1,529,102
      1,625,000   4.500%, 10/01/25 XLCA Insured ............................  Aaa/AAA           1,601,031
      1,010,000   4.500%, 10/01/26 XLCA Insured ............................  Aaa/AAA             992,073
                  University of Louisville, Kentucky
      1,055,000   4.000%, 09/01/25 MBIA Insured ............................  Aaa/AAA             975,147
                  Warren County, Kentucky School District Finance Corp.
        295,000   4.125%, 02/01/23 MBIA Insured ............................  Aaa/NR              281,430

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Western Kentucky University Revenue General Receipts
$     2,860,000   4.200%, 09/01/25 Series A MBIA Insured ...................  Aaa/AAA       $   2,648,045
      2,980,000   4.200%, 09/01/26 Series A MBIA Insured ...................  Aaa/AAA           2,745,236
                                                                                            -------------
                  Total Schools                                                                78,836,003
                                                                                            -------------

                  Transportation (7.0%)
                  Kenton County, Kentucky Airport Board
                     Airport Revenue
        750,000   5.625%, 03/01/14 MBIA Insured AMT ........................  Aaa/AAA             793,748
      1,000,000   5.500%, 03/01/17 MBIA Insured AMT ........................  Aaa/AAA           1,052,950
      1,300,000   5.000%, 03/01/23 MBIA Insured AMT ........................  Aaa/AAA           1,324,908
                  Kentucky Interlocal School Transportation Authority
        145,000   5.400%, 06/01/17 .........................................  Aa3/A+              145,919
        400,000   6.000%, 12/01/20 .........................................  Aa3/A+              405,108
        200,000   6.000%, 12/01/20 .........................................  Aa3/A+              202,554
        300,000   5.800%, 12/01/20 .........................................  Aa3/A+              303,594
        400,000   5.650%, 12/01/20 .........................................  Aa3/A+              404,552
        350,000   5.600%, 12/01/20 .........................................  Aa3/A+              353,913
                  Kentucky State Turnpike Authority Economic
                     Development & Resource Recovery Road Revenue
      1,000,000   5.625%, 07/01/12 FSA Insured (pre-refunded) ..............  Aaa/AAA           1,054,760
        200,000   5.625%, 07/01/13 FSA Insured (pre-refunded) ..............  Aaa/AAA             210,952
        500,000   5.625%, 07/01/14 FSA Insured (pre-refunded) ..............  Aaa/AAA             527,380
        450,000   5.250%, 07/01/15 FSA Insured (pre-refunded) ..............  Aaa/AAA             469,188
      2,000,000   5.100%, 07/01/18 FSA Insured .............................  Aaa/AAA           2,069,920
                  Louisville & Jefferson County Regional Airport, Kentucky
      2,000,000   5.750%, 07/01/15 FSA Insured AMT .........................  Aaa/AAA           2,124,400
      1,000,000   5.250%, 07/01/18 FSA Insured AMT .........................  Aaa/AAA           1,041,650
      1,370,000   5.250%, 07/01/21 FSA Insured AMT .........................  Aaa/AAA           1,419,772
      3,390,000   5.250%, 07/01/22 FSA Insured AMT .........................  Aaa/AAA           3,509,565
        275,000   5.375%, 07/01/23 FSA Insured AMT .........................  Aaa/AAA             285,519
        500,000   5.000%, 07/01/25 MBIA Insured AMT ........................  Aaa/AAA             507,055
                                                                                            -------------
                  Total Transportation                                                         18,207,407
                                                                                            -------------

                  UTILITIES (15.3%)
                  Bardstown, Kentucky
        200,000   5.000%, 12/01/19 MBIA Insured                               Aaa/NR              207,530

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  UTILITIES (CONTINUED)
                  Boone County, Kentucky Pollution Control Revenue -
                     Dayton Power & Light
$     2,000,000   4.700%, 01/01/28 FGIC Insured ............................  Aaa/AAA       $   1,997,380
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
      1,695,000   4.300%, 08/01/24 MBIA Insured ............................  Aaa/AAA           1,635,268
        300,000   4.300%, 08/01/27 MBIA Insured ............................  Aaa/AAA             282,645
      1,450,000   4.300%, 08/01/28 MBIA Insured ............................  Aaa/AAA           1,361,826
        805,000   4.375%, 08/01/30 MBIA Insured ............................  Aaa/AAA             758,632
        505,000   4.375%, 08/01/33 MBIA Insured ............................  Aaa/AAA             471,827
                  Kentucky Rural Water Finance Corp.
        205,000   4.250%, 08/01/19 MBIA Insured ............................  Aaa/AAA             202,706
        595,000   5.000%, 02/01/20 AMBAC Insured ...........................  Aaa/AAA             618,259
        210,000   4.250%, 08/01/20 MBIA Insured ............................  Aaa/AAA             206,888
        200,000   4.375%, 08/01/22 MBIA Insured ............................  Aaa/AAA             198,142
        240,000   4.500%, 08/01/23 MBIA Insured ............................  Aaa/AAA             240,170
        200,000   4.500%, 02/01/24 MBIA Insured ............................  Aaa/AAA             199,994
        255,000   4.500%, 08/01/24 MBIA Insured ............................  Aaa/AAA             254,992
        290,000   4.500%, 08/01/27 MBIA Insured ............................  Aaa/AAA             288,095
        245,000   4.600%, 08/01/28 MBIA Insured ............................  Aaa/AAA             245,713
        315,000   4.625%, 08/01/29 MBIA Insured ............................  Aaa/AAA             316,033
                  Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
      1,000,000   5.000%, 07/01/19 .........................................  Aa3/AA            1,038,320
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Sewer District
      1,000,000   5.000%, 05/15/12 FGIC Insured ............................  Aaa/AAA           1,019,280
      2,565,000   5.375%, 05/15/17 MBIA Insured ............................  Aaa/AAA           2,730,545
      2,380,000   4.250%, 05/15/20 FSA Insured .............................  Aaa/AAA           2,345,109
      2,510,000   4.250%, 05/15/21 FSA Insured .............................  Aaa/AAA           2,450,739
        400,000   5.000%, 05/15/22 FGIC Insured ............................  Aaa/AAA             407,028
                  Louisville, Kentucky Waterworks Board Water
                     System Revenue
      1,000,000   5.250%, 11/15/16 FSA Insured .............................  Aaa/AAA           1,040,170
      1,000,000   5.250%, 11/15/17 FSA Insured .............................  Aaa/AAA           1,039,220
      2,530,000   5.250%, 11/15/18 FSA Insured .............................  Aaa/AAA           2,627,607
      6,600,000   5.250%, 11/15/22 FSA Insured .............................  Aaa/AAA           6,842,022
      2,415,000   5.250%, 11/15/24 FSA Insured .............................  Aaa/AAA           2,502,012

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  Utilities (continued)
                  Northern Kentucky Water District
$       660,000   5.000%, 02/01/23 FGIC Insured ............................  Aaa/NR        $     677,866
                  Owensboro, Kentucky Electric and Power
      1,555,000   5.000%, 01/01/20 FSA Insured .............................  Aaa/AAA           1,591,682
                  Owensboro-Daviess County, Kentucky Regional
                     Water Resource Agency Wastewater Refunding &
                     Improvement Revenue
        930,000   4.375%, 01/01/27 Series A XLCA Insured ...................  NR/AAA              880,319
                  Trimble County, Kentucky Environmental
                     Facilities Revenue
      3,000,000   4.600%, 06/01/33 AMBAC Insured ...........................  Aaa/AAA           2,902,830
                                                                                            -------------
                  Total Utilities                                                              39,580,849
                                                                                            -------------
                     Total Revenue Bonds                                                      244,480,302
                                                                                            -------------
                     Total Investments (cost $256,550,581-note 4) ..........   99.1%          256,198,979
                     Other assets less liabilities .........................    0.9             2,397,189
                                                                              -----         -------------
                     Net Assets ............................................  100.0%        $ 258,596,168
                                                                              =====         =============

                                                                      PERCENT OF
            PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)      PORTFOLIO
            ----------------------------------------------------      ---------

            Aaa of Moody's or AAA of S&P ..................              78.1%
            Aa of Moody's or AA of S&P ....................              14.0
            A of Moody's or S&P ...........................               7.9
                                                                        -----
                                                                        100.0%
                                                                        =====

                               PORTFOLIO ABBREVIATIONS:
            --------------------------------------------------------------------
            AMBAC -    American Municipal Bond Assurance Corp.
            AMT - Alternative Minimum Tax
            CIFG -     CDC IXIS Financial Guaranty
            ETM - Escrowed To Maturity
            FGIC -     Financial Guaranty Insurance Co.
            FSA -      Financial Security Assurance
            LOC -      Letter of Credit
            MBIA -     Municipal Bond Investors Assurance
            NR -  Not Rated
            XLCA -     XL Capital Assurance

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (unaudited)

ASSETS
     Investments at value (cost $256,550,581) ..............................................................         $ 256,198,979
     Interest receivable ...................................................................................             3,600,774
     Receivable for Fund shares sold .......................................................................                36,871
     Other assets ..........................................................................................                13,455
                                                                                                                     -------------
     Total assets ..........................................................................................           259,850,079
                                                                                                                     -------------
LIABILITIES
   Cash overdraft ..........................................................................................               411,771
   Payable for Fund shares redeemed ........................................................................               436,004
   Dividends payable .......................................................................................               277,147
   Management fee payable ..................................................................................                85,493
   Distribution and service fees payable ...................................................................                26,897
   Accrued expenses ........................................................................................                16,599
                                                                                                                     -------------
   Total liabilities .......................................................................................             1,253,911
                                                                                                                     -------------
NET ASSETS .................................................................................................         $ 258,596,168
                                                                                                                     =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....................         $     250,662
   Additional paid-in capital ..............................................................................           256,294,732
   Net unrealized depreciation on investments (note 4) .....................................................              (351,602)
   Undistributed net investment income .....................................................................               432,845
   Accumulated net realized gain on investments ............................................................             1,969,531
                                                                                                                     -------------
                                                                                                                     $ 258,596,168
                                                                                                                     =============

CLASS A
   Net Assets ..............................................................................................         $ 200,032,187
                                                                                                                     =============
   Capital shares outstanding ..............................................................................            19,391,126
                                                                                                                     =============
   Net asset value and redemption price per share ..........................................................         $       10.32
                                                                                                                     =============
   Offering price per share (100/96 of $10.32 adjusted to nearest cent) ....................................         $       10.75
                                                                                                                     =============
CLASS C
   Net Assets ..............................................................................................         $   5,364,894
                                                                                                                     =============
   Capital shares outstanding ..............................................................................               520,334
                                                                                                                     =============
   Net asset value and offering price per share ............................................................         $       10.31
                                                                                                                     =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................................         $       10.31*
                                                                                                                     =============
CLASS I
   Net Assets ..............................................................................................         $   8,189,745
                                                                                                                     =============
   Capital shares outstanding ..............................................................................               794,306
                                                                                                                     =============
   Net asset value, offering and redemption price per share ................................................         $       10.31
                                                                                                                     =============
CLASS Y
   Net Assets ..............................................................................................         $  45,009,342
                                                                                                                     =============
   Capital shares outstanding ..............................................................................             4,360,439
                                                                                                                     =============
   Net asset value, offering and redemption price per share ................................................         $       10.32
                                                                                                                     =============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2007 (unaudited)

Investment Income:

     Interest income ..............................................................                                  $    5,988,089

Expenses:

     Management fee (note 3) ......................................................           $      532,697
     Distribution and service fees (note 3) .......................................                  190,643
     Transfer and shareholder servicing agent fees (note 3) .......................                   83,485
     Trustees' fees and expenses (note 8) .........................................                   58,214
     Shareholders' reports and proxy statements ...................................                   21,169
     Legal fees (note 3) ..........................................................                   19,573
     Fund accounting fees .........................................................                   18,433
     Custodian fees ...............................................................                    9,537
     Insurance ....................................................................                    9,519
     Auditing and tax fees ........................................................                    9,423
     Registration fees and dues ...................................................                    6,182
     Chief compliance officer (note 3) ............................................                    2,253
     Miscellaneous ................................................................                   13,245
                                                                                              --------------
     Total expenses ...............................................................                  974,373

     Expenses paid indirectly (note 6) ............................................                   (8,183)
                                                                                              --------------
     Net expenses .................................................................                                         966,190
                                                                                                                     --------------
     Net investment income ........................................................                                       5,021,899

Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) from securities transactions ........................                  481,409
     Change in unrealized appreciation on investments .............................               (7,410,992)
                                                                                              --------------

     Net realized and unrealized gain (loss) on investments .......................                                      (6,929,583)
                                                                                                                     --------------
     Net change in net assets resulting from operations ...........................                                  $   (1,907,684)
                                                                                                                     ==============


                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2007            YEAR ENDED
                                                                                            (UNAUDITED)          DECEMBER 31, 2006
                                                                                         -----------------       -----------------
OPERATIONS:
     Net investment income .......................................................        $   5,021,899            $  10,338,414
     Net realized gain (loss) from securities transactions .......................              481,409                1,488,134
     Change in unrealized appreciation on investments ............................           (7,410,992)              (1,028,674)
                                                                                          -------------            -------------
       Change in net assets from operations ......................................           (1,907,684)              10,797,874
                                                                                          -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .........................................................           (3,888,093)              (8,091,702)
   Net realized gain on investments ..............................................                   --                 (683,967)

   Class C Shares:
   Net investment income .........................................................              (80,697)                (182,422)
   Net realized gain on investments ..............................................                   --                  (18,381)

   Class I Shares:
   Net investment income .........................................................             (144,190)                (280,046)
   Net realized gain on investments ..............................................                   --                  (25,907)

   Class Y Shares:
   Net investment income .........................................................             (904,346)              (1,790,592)
   Net realized gain on investments ..............................................                   --                 (150,999)
                                                                                          -------------            -------------
      Change in net assets from distributions ....................................           (5,017,326)             (11,224,016)
                                                                                          -------------            -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .....................................................           42,657,088               23,546,485
   Reinvested dividends and distributions ........................................            2,013,687                4,954,954
   Cost of shares redeemed .......................................................          (50,979,469)             (42,932,145)
                                                                                          -------------            -------------
   Change in net assets from capital share transactions ..........................           (6,308,694)             (14,430,706)
                                                                                          -------------            -------------

   Change in net assets ..........................................................          (13,233,704)             (14,856,848)

NET ASSETS:
   Beginning of period ...........................................................          271,829,872              286,686,720
                                                                                          -------------            -------------

   End of period* ................................................................        $ 258,596,168            $ 271,829,872
                                                                                          =============            =============

   * Includes undistributed net investment income of: ............................        $     432,845            $     428,272
                                                                                          =============            =============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (unaudited)

1.    ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2006 the Fund increased undistributed net realized gain on investments by $4,967 and decreased additional paid-in capital by $4,967.

g) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have been recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Fund on June 29, 2007 and there were no uncertain tax positions to be reflected in the Fund's financial statements at June 30, 2007.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2007, distribution fees on Class A Shares amounted to $154,951 of which the Distributor retained $5,381.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2007, amounted to $20,798. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2007, amounted to $6,933. The total of these payments with respect to Class C Shares amounted to $27,731 of which the Distributor retained $7,072.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2007, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $13,932 of which $7,961 related to the Plan and $5,971 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2007, total commissions on sales of Class A Shares amounted to $63,166 of which the Distributor received $5,469.

c)   OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2007, the Fund incurred $18,865 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4.   PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2007, purchases of securities and proceeds from the sales of securities aggregated $31,729,178 and $36,902,753, respectively.

      At June 30, 2007 the aggregate tax cost for all securities was $256,534,287. At June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,662,864 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,998,172 for a net unrealized depreciation of $335,308.

5.   PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6.   EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7.   CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2007                             YEAR ENDED
                                                                 (UNAUDITED)                             DECEMBER 31, 2006
                                                      ---------------------------------         ---------------------------------
                                                         SHARES               AMOUNT               SHARES               AMOUNT
                                                      ------------         ------------         ------------         ------------
CLASS A SHARES:
   Proceeds from shares sold ...................           659,324         $  6,943,473            1,487,718         $ 15,671,235
   Reinvested distributions ....................           173,252            1,818,247              412,423            4,351,152
   Cost of shares redeemed .....................        (1,417,461)         (14,859,177)          (3,039,963)         (32,001,358)
                                                      ------------         ------------         ------------         ------------
      Net change ...............................          (584,885)          (6,097,457)          (1,139,822)         (11,978,971)
                                                      ------------         ------------         ------------         ------------

CLASS C SHARES:
   Proceeds from shares sold ...................            68,839              724,237               42,869              453,039
   Reinvested distributions ....................             4,632               48,585               12,141              128,026
   Cost of shares redeemed .....................           (90,399)            (949,076)            (206,398)          (2,171,663)
                                                      ------------         ------------         ------------         ------------
      Net change ...............................           (16,928)            (176,254)            (151,388)          (1,590,598)
                                                      ------------         ------------         ------------         ------------

CLASS I SHARES:
   Proceeds from shares sold ...................            51,282              540,000                   --                   --
   Reinvested distributions ....................             9,954              104,749               25,480              268,623
   Cost of shares redeemed .....................           (24,629)            (259,628)                (690)              (7,267)
                                                      ------------         ------------         ------------         ------------
      Net change ...............................            36,607              385,121               24,790              261,356
                                                      ------------         ------------         ------------         ------------

CLASS Y SHARES:
   Proceeds from shares sold ...................         3,277,209           34,449,378              704,473            7,422,211
   Reinvested distributions ....................             3,996               42,106               19,553              207,153
   Cost of shares redeemed .....................        (3,321,609)         (34,911,588)            (831,561)          (8,751,857)
                                                      ------------         ------------         ------------         ------------
      Net change ...............................           (40,404)            (420,104)            (107,535)          (1,122,493)
                                                      ------------         ------------         ------------         ------------
Total transactions in Fund
   shares ......................................          (605,610)        $ (6,308,694)          (1,373,955)        $(14,430,706)
                                                      ============         ============         ============         ============

8.   TRUSTEES' FEES AND EXPENSES

      At June 30, 2007 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2007 was $44,035 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2007, such meeting-related expenses amounted to $14,179.

9.   SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                       Year Ended December 31,
                                                       2006              2005
                                                    -----------      -----------
      Net tax-exempt income                        $ 10,343,290     $ 10,817,058
      Ordinary income                                     1,472           73,362
      Net realized gain on investments                  879,254               --
                                                   ------------     ------------
                                                   $ 11,224,016     $ 10,890,420
                                                   ============     ============

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain               $   1,487,104
      Unrealized appreciation                         7,069,211
      Undistributed tax-exempt income                   419,469
                                                  -------------
                                                  $   8,975,784
                                                  =============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11.   RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The case is expected to be heard and decided during the U.S. Supreme Court's October 2007 - April 2008 term, with a decision likely to be handed down in 2008.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                                               Class A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                              6/30/07      -------------------------------------------------------------
                                            (unaudited)       2006         2005         2004         2003         2002
                                            ------------   ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....  $   10.59      $   10.60    $   10.74    $   10.69    $   10.66    $   10.31
                                            ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................       0.20           0.39         0.39         0.42         0.44         0.47
  Net gain (loss) on securities (both
    realized and unrealized) .............      (0.27)          0.03        (0.14)        0.05         0.03         0.35
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total from investment operations .......      (0.07)          0.42         0.25         0.47         0.47         0.82
                                            ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...      (0.20)         (0.40)       (0.39)       (0.42)       (0.44)       (0.47)
  Distributions from capital gains .......         --          (0.03)          --           --           --           --
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total distributions ....................      (0.20)         (0.43)       (0.39)       (0.42)       (0.44)       (0.47)
                                            ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........  $   10.32      $   10.59    $   10.60    $   10.74    $   10.69    $   10.66
                                            =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)      (0.72)%*        4.02%        2.39%        4.49%        4.50%        8.15%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................  $ 200,032      $ 211,501    $ 223,811    $ 232,927    $ 229,176    $ 226,014
  Ratio of expenses to average
    net assets ...........................       0.74%**        0.76%        0.77%        0.73%        0.72%        0.72%
  Ratio of net investment income to
    average net assets ...................       3.76%**        3.71%        3.66%        3.96%        4.14%        4.82%
  Portfolio turnover rate ................      11.88%*        19.07%       24.87%       14.31%       17.92%       18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................       0.73%**        0.76%        0.76%        0.73%        0.71%        0.71%

                                                                               Class C
                                            -----------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                              6/30/07       -------------------------------------------------------------
                                             (unaudited)       2006         2005         2004         2003         2002
                                             -----------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....   $   10.58      $   10.59    $   10.73    $   10.69    $   10.66    $   10.31
                                             ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................        0.15           0.30         0.30         0.33         0.35         0.38
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.27)          0.03        (0.14)        0.04         0.03         0.35
                                             ---------      ---------    ---------    ---------    ---------    ---------
  Total from investment operations .......       (0.12)          0.33         0.16         0.37         0.38         0.73
                                             ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...       (0.15)         (0.31)       (0.30)       (0.33)       (0.35)       (0.38)
  Distributions from capital gains .......          --          (0.03)          --           --           --           --
                                             ---------      ---------    ---------    ---------    ---------    ---------
  Total distributions ....................       (0.15)         (0.34)       (0.30)       (0.33)       (0.35)       (0.38)
                                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........   $   10.31      $   10.58    $   10.59    $   10.73    $   10.69    $   10.66
                                             =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)       (1.13)%*        3.15%        1.53%        3.51%        3.62%        7.23%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................   $   5,365      $   5,686    $   7,296    $   8,166    $   7,197    $   4,804
  Ratio of expenses to average
    net assets ...........................        1.59%**        1.62%        1.62%        1.58%        1.57%        1.56%
  Ratio of net investment income to
    average net assets ...................        2.91%**        2.87%        2.81%        3.11%        3.26%        3.62%
  Portfolio turnover rate ................       11.88%*        19.07%       24.87%       14.31%       17.92%       18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................        1.58%**        1.61%        1.61%        1.58%        1.56%        1.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class I
                                            ---------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                              6/30/07      -------------------------------------------------------------
                                            (unaudited)       2006         2005         2004         2003        2002
                                            -----------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....  $   10.58      $   10.59    $   10.73    $   10.69    $   10.66    $   10.31
                                            ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................       0.19           0.38         0.38         0.41         0.43         0.46
  Net gain (loss) on securities (both
    realized and unrealized) .............      (0.27)          0.02        (0.14)        0.03         0.02         0.35
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total from investment operations .......      (0.08)          0.40         0.24         0.44         0.45         0.81
                                            ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...      (0.19)         (0.38)       (0.38)       (0.40)       (0.42)       (0.46)
  Distributions from capital gains .......         --          (0.03)          --           --           --           --
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total distributions ....................      (0.19)         (0.41)       (0.38)       (0.40)       (0.42)       (0.46)
                                            ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........  $   10.31      $   10.58    $   10.59    $   10.73    $   10.69    $   10.66
                                            =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)      (0.79)%*        3.87%        2.24%        4.24%        4.33%        7.98%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................  $   8,190      $   8,018    $   7,764    $   7,564    $   4,438    $   2,407
  Ratio of expenses to average
    net assets ...........................       0.88%**        0.91%        0.92%        0.89%        0.88%        0.87%
  Ratio of net investment income to
    average net assets ...................       3.62%**        3.57%        3.52%        3.79%        3.95%        4.32%
  Portfolio turnover rate ................      11.88%*        19.07%       24.87%       14.31%       17.92%       18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................       0.87%**        0.90%        0.91%        0.89%        0.87%        0.86%

                                                                               Class Y
                                            ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                           Year Ended December 31,
                                              6/30/07      -------------------------------------------------------------
                                            (unaudited)       2006         2005         2004         2003         2002
                                            -----------    ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....  $   10.59      $   10.61    $   10.75    $   10.70    $   10.67    $   10.32
                                            ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................       0.20           0.41         0.41         0.44         0.46         0.49
  Net gain (loss) on securities (both
    realized and unrealized) .............      (0.27)          0.01        (0.14)        0.05         0.03         0.35
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total from investment operations .......      (0.07)          0.42         0.27         0.49         0.49         0.84
                                            ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...      (0.20)         (0.41)       (0.41)       (0.44)       (0.46)       (0.49)
  Distributions from capital gains .......         --          (0.03)          --           --           --           --
                                            ---------      ---------    ---------    ---------    ---------    ---------
  Total distributions ....................      (0.20)         (0.44)       (0.41)       (0.44)       (0.46)       (0.49)
                                            ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........  $   10.32      $   10.59    $   10.61    $   10.75    $   10.70    $   10.67
                                            =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)      (0.64)%*        4.08%        2.55%        4.65%        4.65%        8.30%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................  $  45,009      $  46,625    $  47,816    $  48,795    $  46,313    $  41,223
  Ratio of expenses to average
    net assets ...........................       0.59%**        0.61%        0.62%        0.58%        0.57%        0.57%
  Ratio of net investment income to
    average net assets ...................       3.91%**        3.86%        3.81%        4.11%        4.28%        4.63%
  Portfolio turnover rate ................      11.88%*        19.07%       24.87%       14.31%       17.92%       18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................       0.58%**        0.61%        0.61%        0.58%        0.56%        0.56%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                 ACTUAL
              TOTAL RETURN        BEGINNING          ENDING          EXPENSES
                 WITHOUT           ACCOUNT           ACCOUNT        PAID DURING
             SALES CHARGES(1)       VALUE             VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A         (0.72)%           $1,000.00          $992.80          $3.61
--------------------------------------------------------------------------------
Class C         (1.13)%           $1,000.00          $988.70          $7.79
--------------------------------------------------------------------------------
Class I         (0.79)%           $1,000.00          $992.10          $4.30
--------------------------------------------------------------------------------
Class Y         (0.64)%           $1,000.00          $993.60          $2.87
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58%, 0.87% AND 0.58% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

              HYPOTHETICAL
               ANNUALIZED     BEGINNING          ENDING            EXPENSES
                 TOTAL         ACCOUNT           ACCOUNT           PAID DURING
                RETURN          VALUE             VALUE           THE PERIOD(1)
--------------------------------------------------------------------------------
Class A         5.00%         $1,000.00          $1,021.17          $3.66
--------------------------------------------------------------------------------
Class C         5.00%         $1,000.00          $1,016.96          $7.90
--------------------------------------------------------------------------------
Class I         5.00%         $1,000.00          $1,020.48          $4.36
--------------------------------------------------------------------------------
Class Y         5.00%         $1,000.00          $1,021.92          $2.91
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58%, 0.87% AND 0.58% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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

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INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

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PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

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

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 27, 2007. The holders of shares representing 85% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                                DOLLAR AMOUNT OF VOTES
                                ----------------------

                TRUSTEE                 FOR                WITHHELD
                -------                 ---                --------
        Thomas A. Christopher      $229,290,668          $1,685,782
        Diana P. Herrmann          $229,439,122          $1,537,329
        Timothy J. Leach           $229,332,067          $1,644,384
        Theodore T. Mason          $229,232,065          $1,744,386
        Anne J. Mills              $229,343,471          $1,632,991
        James R. Ramsey            $228,254,456          $2,721,995

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                                DOLLAR AMOUNT OF VOTES
                                ----------------------

                                FOR                  AGAINST          ABSTAIN
                                ---                  -------          -------
                                $228,502,912        $662,928         $1,809,979

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until June 30, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in June, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Fund for the year ended December 31, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Thomas S. Albright as portfolio manager for the Fund and has established facilities for credit analysis of the Fund's portfolio securities. Mr. Albright, based in Louisville, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Kentucky in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the largest competitive Kentucky funds, the Fund has had investment performance that is generally comparable to that of its peers for the one- five- and ten-year periods, with lower investment performance explained by the Fund's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors, all of which had higher management fees except for one.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. They concluded that the recent increases in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Thomas A. Christopher, Chair
  Diana P. Herrmann
  Timothy J. Leach
  Theodore T. Mason
  Anne J. Mills
  James R. Ramsey

OFFICERS
  Diana P. Herrmann, President
  Thomas S. Albright, Senior Vice President and Portfolio Manager
  Jerry G. McGrew, Senior Vice President
  Jason T. McGrew, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 6, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2007





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.